Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	December 31
	2025	2024
	U.S. dollars in thousands

Work in process	5,008	4,547
Finished goods	5,109	5,608
	10,117	10,155